Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	September 30, 2026	December 31, 2025
Cash at banks	$22,318,777	$73,374,606
Cash at brokers	24,889,186	17,742,923
Cash at digital currency exchanges	641,104	116,561
	$47,849,067	$91,234,090